Business Combinations and Dispositions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Combinations and Dispositions
Schedule of assets and liabilities held for sale

Assets held for sale
Property and equipment	$69,431,818
Intangible assets	662,501
Operating lease, right-of-use asset	3,508,869
Deferred Tax Assets	360,000
Deposits	3,104,291
Total assets held for sale	$77,067,479

Liabilities held for sale
Right of Use Liability	$75,525,255
Total liabilities held for sale	$75,525,255

Assets held for sale
Property and equipment	$2,217,143
Intangible assets	662,501
Operating lease, right-of-use asset	1,268,145
Deposits	92,992
Total assets held for sale	$4,240,781

Liabilities held for sale
Right of Use Liability	$1,319,847
Total liabilities held for sale	$1,319,847